Payments, Details - 12 months ended Dec. 31, 2023 - CAD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
Veren Inc | #: 4
	$ 1,700,000	Royalties	CANADA	INDIAN OIL AND GAS CANADA	Alberta	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 5
	170,000	Royalties	CANADA	INDIAN OIL AND GAS CANADA	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 6
	380,000	Fees	CANADA	INDIAN OIL AND GAS CANADA	Alberta	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 7
	110,000	Fees	CANADA	INDIAN OIL AND GAS CANADA	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 8
	200,000	Taxes	CANADA	GOVERNMENT OF ALBERTA	Alberta	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 9
	10,000	Taxes	CANADA	GOVERNMENT OF ALBERTA	Corporate	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 10
	144,280,000	Royalties	CANADA	GOVERNMENT OF ALBERTA	Alberta	Oil & Gas	Oil & Gas	Well	Yes	Royalties include payments in kind of $53.8MM for 562,106 boe at Veren’s realized price.
Veren Inc | #: 11
	5,160,000	Fees	CANADA	GOVERNMENT OF ALBERTA	Alberta	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 12
	50,000	Fees	CANADA	GOVERNMENT OF ALBERTA	Corporate	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 13
	26,790,000	Bonuses	CANADA	GOVERNMENT OF ALBERTA	Alberta	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 14
	1,050,000	Taxes	CANADA	GOVERNMENT OF SASKATCHEWAN	SW Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 15
	9,410,000	Taxes	CANADA	GOVERNMENT OF SASKATCHEWAN	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 16
	43,000,000	Taxes	CANADA	GOVERNMENT OF SASKATCHEWAN	Corporate	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 17
	32,180,000	Royalties	CANADA	GOVERNMENT OF SASKATCHEWAN	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 18
	54,750,000	Royalties	CANADA	GOVERNMENT OF SASKATCHEWAN	SW Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 19
	4,520,000	Fees	CANADA	GOVERNMENT OF SASKATCHEWAN	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 20
	3,090,000	Fees	CANADA	GOVERNMENT OF SASKATCHEWAN	SW Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 21
	20,000	Bonuses	CANADA	GOVERNMENT OF SASKATCHEWAN	Corporate	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 22
	1,520,000	Bonuses	CANADA	GOVERNMENT OF SASKATCHEWAN	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 23
	140,000	Fees	CANADA	ALEXANDER FIRST NATION	Alberta	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 24
	280,000	Fees	CANADA	ELIZABETH METIS SETTLEMENT	Alberta	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 25
	130,000	Fees	CANADA	FISHING LAKE METIS SETTLEMENT	Alberta	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 26
	130,000	Royalties	CANADA	FLYING DUST FIRST NATION	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 27
	270,000	Fees	CANADA	STURGEON LAKE CREE NATION	Alberta	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 28
	110,000	Fees	CANADA	SWAN RIVER FIRST NATION	Alberta	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 29
	2,180,000	Taxes	CANADA	COUNTY OF BIG LAKES	Alberta	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 30
	380,000	Taxes	CANADA	COUNTY OF WOODLANDS	Alberta	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 31
	120,000	Taxes	CANADA	COUNTY OF YELLOWHEAD	Alberta	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 32
	1,220,000	Taxes	CANADA	MUNICIPAL DISTRICT OF FOOTHILLS	Alberta	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 33
	3,960,000	Taxes	CANADA	MUNICIPAL DISTRICT OF GREENVIEW	Alberta	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 34
	2,970,000	Taxes	CANADA	RURAL MUNICIPALITY OF ARLINGTON	SW Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 35
	790,000	Taxes	CANADA	RURAL MUNICIPALITY OF BENSON	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 36
	720,000	Taxes	CANADA	RURAL MUNICIPALITY OF BONE CREEK	SW Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 37
	960,000	Taxes	CANADA	RURAL MUNICIPALITY OF BROCK	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 38
	380,000	Royalties	CANADA	RURAL MUNICIPALITY OF BROCK	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 39
	1,790,000	Taxes	CANADA	RURAL MUNICIPALITY OF CAMBRIA	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 40
	620,000	Taxes	CANADA	RURAL MUNICIPALITY OF CARMICHAEL	SW Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 41
	240,000	Taxes	CANADA	RURAL MUNICIPALITY OF CYMRI	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 42
	550,000	Taxes	CANADA	RURAL MUNICIPALITY OF FRONTIER	SW Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 43
	550,000	Taxes	CANADA	RURAL MUNICIPALITY OF GOLDEN WEST	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 44
	1,420,000	Taxes	CANADA	RURAL MUNICIPALITY OF GRIFFIN	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 45
	500,000	Taxes	CANADA	RURAL MUNICIPALITY OF HAZELWOOD	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 46
	300,000	Taxes	CANADA	RURAL MUNICIPALITY OF LAKE ALMA	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 47
	20,000	Taxes	CANADA	RURAL MUNICIPALITY OF LAKE ALMA	SW Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 48
	110,000	Taxes	CANADA	RURAL MUNICIPALITY OF RENO	SW Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 49
	1,140,000	Taxes	CANADA	RURAL MUNICIPALITY OF RIVERSIDE	SW Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 50
	190,000	Taxes	CANADA	RURAL MUNICIPALITY OF SURPRISE VALLEY	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 51
	5,410,000	Taxes	CANADA	RURAL MUNICIPALITY OF TECUMSEH	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 52
	300,000	Royalties	CANADA	RURAL MUNICIPALITY OF TECUMSEH	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 53
	150,000	Taxes	CANADA	RURAL MUNICIPALITY OF WEBB	SW Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 54
	2,390,000	Taxes	CANADA	RURAL MUNICIPALITY OF WHITE VALLEY	SW Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 55
	1,890,000	Taxes	CANADA	RURAL MUNICIPALITY OF SOURIS VALLEY	SE Saskatchewan	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 56
	61,370,000	Taxes	UNITED STATES	STATE OF NORTH DAKOTA	Veren Inc USA	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 57
	8,060,000	Royalties	UNITED STATES	STATE OF NORTH DAKOTA	Veren Inc USA	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 58
	170,000	Fees	CANADA	GOVERNMENT OF CANADA	Corporate	Oil & Gas	Oil & Gas	Well
Veren Inc | #: 59
	250,000	Fees	CANADA	GOVERNMENT OF CANADA	SW Saskatchewan	Oil & Gas	Oil & Gas	Well
Hammerhead Resources ULC | #: 1
	99,885,519	Royalties	CANADA	GOVERNMENT OF ALBERTA	Alberta Oil and Gas Extraction	Oil & Gas	Oil & Gas	Well	Yes	Royalties paid in-kind are valued at fair market value, based on Hammerhead’s realized sales price.
Hammerhead Resources ULC | #: 2
	1,221,916	Fees	CANADA	GOVERNMENT OF ALBERTA	Alberta Oil and Gas Extraction	Oil & Gas	Oil & Gas	Well
Hammerhead Resources ULC | #: 3
	$ 2,336,012	Taxes	CANADA	MUNICIPAL DISTRICT OF GREENVIEW	Alberta Oil and Gas Extraction	Oil & Gas	Oil & Gas	Well